Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Total	$ 493,792	$ 514,489
Non-impaired mortgage loans
Mortgage Loans on Real Estate [Line Items]
Total	493,792	502,264
Below 1.0
Mortgage Loans on Real Estate [Line Items]
Total	17,081	25,086
1.0 - 1.25
Mortgage Loans on Real Estate [Line Items]
Total	71,801	68,687
1.26 - 1.50
Mortgage Loans on Real Estate [Line Items]
Total	125,877	155,452
Above 1.50
Mortgage Loans on Real Estate [Line Items]
Total	$ 279,033	$ 253,039